Bank Loans	12 Months Ended
Dec. 31, 2023
Bank Loans [Abstract]
BANK LOANS

NOTE 12 – BANK LOANS

Bank loans as of December 31, 2023 and 2022 are summarized as follows:

	December 31, 2023	December 31, 2022
Bank loans	€328,236	€556,386
Lines of credit	3,661,662	7,778,14
	3,989,898	8,334,53
less: current portion	(3,895,585)	(8,010,239)
	€94,313	€324,292

The terms and conditions of outstanding bank loans are as follows:

		Nominal		December 31, 2023		December 31, 2022
Bank Loans	Currency	interest rate	Year of maturity	Face Value	Carrying Amount	Face Value	Carrying Amount
Bankia SA	EUR	1.50%	2025	400,000	136,379	400,000	236,243
Targobank SA	EUR	1.87%	2025	100,000	38,322	100,000	63,317
Banco de Sabadell SA	EUR	1.50%	2025	250,000	85,004	250,000	149,366
Liberbank	EUR	1.55%	2025	170,000	68,532	170,000	107,460
				€920,000	€328,236	€920,000	€556,386

During the year ended December 31, 2023,2022 and 2021, the Company incurred bank loan interest expense of €12,618, €9,977 and €15,702, respectively.

The Company’s obligations are secured by substantially all of the assets of the Company.

Principal repayments to maturity by fiscal year are as follows:

Year ended December 31,
2024	€233,926
2025	94,310
Thereafter	-
Total	€328,236

In addition, the Company maintains the following lines of credit:

As of December 31, 2023

				‘December 31,
				2023
Line of credit	Credit Limit	Nominal interest rate	Maturity	Carrying Value
Caixabank	€2,500,000	2.00% + Euribor	4/25/2024	€2,308,058
Sabadell	2,700,000	2.75% + Euribor	5/28/2024	-
BBVA	1,500,000	1.65% + Euribor	12/22/2024	270,866
Santander	4,000,000	1.65% + Euribor	6/28/2024	1,012,738
Abanca	700,000	2.00% + Euribor	11/30/2024	-
Bankinter ICO	700,000	1.40% + Euribor	6/21/2024	70,000
	€12,100,000			€3,661,662

As of December 31, 2022

				December 31, 2022
Line of credit	Credit Limit	Nominal interest rate	Maturity	Carrying Value
Caixabank	€2,500,000	2.00% + Euribor	3/25/2023	€2,108,807
Sabadell	1,700,000	2.75% + Euribor	2/28/2023	1,623,953
BBVA	650,000	1.90% + Euribor	12/22/2023	381,000
BBVA	650,000	1.90% + Euribor	12/22/2023	628,951
Santander	2,000,000	2.25% + Euribor	2/28/2023	1,928,786
Abanca ICO	150,000	1.40% + Euribor	10/31/2023	150,000
Abanca	700,000	2.00% + Euribor	11/30/2024	319,103
Bankinter ICO	500,000	1.40% + Euribor	6/21/2023	485,830
Bankinter	500,000	1.50% + Euribor	6/6/2023	151,715
	€9,350,000			€7,778,145

The Company has €3,6 million  facility that is unsecured and can be drawn down to meet short-term financing needs. The facility has a maturity of one to three years for the ICO credit lines that renews automatically at the option of the Company. Interest is payable at an average rate of Euribor plus 2.11 basis points. During the year ended December 31, 2023,2022 and 2021 the Company incurred interest expense from line of credit of €133,977,€192,391 and €74,404 , respectively.